NET LOSS PER SHARE	12 Months Ended
Feb. 29, 2016
NET LOSS PER SHARE
NET LOSS PER SHARE

14. NET LOSS PER SHARE

        Basic loss per share is calculated by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. In the computation of diluted earnings per share, the Company includes the number of additional common shares that would have been outstanding if the dilutive potential equity instruments had been issued.

        As at February 29, 2016 a total of 276,728 options and 10,084,062 warrants have been excluded from the diluted net loss per share calculations, as their effect would have been anti-dilutive.

        The following table illustrates the dilutive impact on net loss per share during the year ended including the effect of outstanding options and warrants:

	Year ended
	February 29, 2016	February 28, 2015
Net loss attributable to shareholders	(42,304)	(21,520)
Weighted average number of shares outstanding	3,019,259	2,724,467

Basic net loss/dilutive net loss per share	$(14.01)	$(7.90)